COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Minimum Annual Rental Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 1,994
2014	1,589
2015	1,396
2016	899
2017	220
Total minimum annual rental payments	$ 6,098